NOTES PAYABLE (Details Narrative) - USD ($)				1 Months Ended		12 Months Ended
	May 20, 2022	Feb. 08, 2021	Apr. 15, 2020	Oct. 31, 2022	Feb. 28, 2022	Mar. 31, 2023	Mar. 31, 2022	May 31, 2022	Apr. 30, 2022
Debt Instrument [Line Items]
Debt discount						$ 20,797,234	$ 20,512,400
Debt discount amortized						767,083	1,323,676
Debt instrument periodic payment						2,000,000	$ 250,000
Secured Note [Member] | Investor [Member] | Note Purchase Agreement 1 [Member]
Debt Instrument [Line Items]
Principal amount			$ 6,015,000
Maturity date			Apr. 15, 2022
Cash proceeds			$ 4,675,000
Debt discount			1,340,000
Debt discount amortized			1,000,000
Commissions paid			325,000
Transaction expenses			$ 15,000
Interest rate			10.00%
Secured Note [Member] | Investor [Member] | Note Purchase Agreement 2 [Member]
Debt Instrument [Line Items]
Principal amount		$ 24,015,000		$ 1,000,000				$ 500,000	$ 2,000,000
Maturity date		Feb. 09, 2023		Jul. 01, 2024
Cash proceeds		$ 18,800,000
Debt discount		5,215,000
Debt discount amortized		4,000,000
Commissions paid		1,200,000
Transaction expenses		$ 15,000
Interest rate		10.00%
Debt instrument periodic payment		$ 400,000
Debt instrument increased periodic payment					$ 2,000,000
Aggregate fees		2,304,539
fair value of debt						17,090,513
Carrying amount of old debt						16,609,176
Debt instruments fees						2,304,539
Extinguishment debt		2,785,876
Secured Note [Member] | Investor [Member] | Note Purchase Agreement 3 [Member]
Debt Instrument [Line Items]
Principal amount	$ 6,015,000
Maturity date	May 20, 2024
Cash proceeds	$ 4,700,000
Debt discount	1,315,000
Debt discount amortized		$ 1,000,000				$ 767,083
Commissions paid	300,000
Transaction expenses	$ 15,000
Interest rate	10.00%